MATERIAL ACCOUNTING POLICY INFORMATION, Basis of Preparation (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Basis of preparation [Abstract]
Net cash outflows from operating and investing activities	$ (22,723,246)	$ (12,821,925)
Cash and cash equivalents	$ 77,125,859	$ 17,329,952	$ 33,157,356	$ 11,937,941